Adviser Class Prospectus | LKCM Small Cap Equity Fund | Adviser Class
LKCM Small Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.19%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.20%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

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General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

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Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

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Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

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Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower because the Adviser Class shares have higher expenses than the Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 - Adviser Class

*	2003 return is a composite of the Institutional Class return from January 1, 2003 through June 4, 2003 and the Adviser Class return from June 5, 2003 (commencement of sales) through December 31, 2003.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.56%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Adviser Class Prospectus LKCM Small Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Adviser Class	Return Before Taxes	9.45%	3.97%	9.25%	Jun. 05, 2003
Adviser Class After Taxes on Distributions	Return After Taxes on Distributions	8.17%	3.72%	8.30%
Adviser Class After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.81%	3.40%	8.02%
Adviser Class Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	8.10%	Jun. 05, 2003
Adviser Class Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	8.89%	Jun. 05, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.